Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 11 – FAIR VALUE MEASUREMENT

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Year ended December 31, 2025
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Marketable securities	14	14	-	-
	14	14	-	-

	Year ended December 31, 2024
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Marketable securities	102	102	-	-
	102	102	-	-

During the years ended December 31, 2025, and 2024, the Company had no transfers in or out of Level 3 of the fair value hierarchy of its assets measured at fair value.

Marketable securities with a former related party

On April 3, 2023, the Company announced its participation in an investment round in Wilk Technologies Ltd. (TASE: WILK), which was a related party at that time, alongside leading players in the food industry, such as Danone and the Central Bottling Co. Ltd. (owner of Tara, Coca Cola Israel and more). As part of the investment, the Company purchased ordinary shares of Wilk in the amount of USD 435 thousand at a 15% discount to its 45-day average closing price, giving the Company a 2.5% investment in Wilk. From 2024, the investment was no longer considered a related-party transaction.

The Company re-measured the asset using a Level 1 fair value measurement, as its prices are quoted in an active market.

ATMOA

The Company’s At-the-Market Offering Agreement (ATMOA), as described in Note 14, is, in substance, a purchased put purchased option over the Company’s own shares. Accordingly, the ATMOA has no substantial fair value until shares are sold under the agreement. Once the Company sold shares under the agreement, the difference between cash raised (net of transaction costs) and the closing price of the Company’s ordinary shares as of the date of their issuance was recognized as financing income or expenses. As of December 31, 2025 the ATMOA fair value is approximately zero. Fair value gain and losses arising from the ATMOA are measured with reference to the spot price of the Company’s shares sold, less consideration receivable from the ATMOA Investor.